Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016	May 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Derivative liability		$ 351,040
Total Gains and (Losses)	(331,436)	128,331
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability
Total Gains and (Losses)
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability
Total Gains and (Losses)
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability		351,041
Total Gains and (Losses)		$ 351,041